Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Intangible Assets

The Company’s intangible assets consist of the following:

	March 31, 2013	December 31, 2012
	(unaudited)
License agreements	$802,994	$772,230
Patents	64,079	63,429
Less: accumulated amortization	(276,615)	(261,928)

Intangible assets, net	$590,458	$573,731

The Company’s intangible assets consist of the following:

	December 31, 2012	December 31, 2011
License agreements	$772,230	$899,231
Patents	63,429	291,907
Less: accumulated amortization	(261,928)	(291,658)

Intangible assets, net	$573,731	$899,480